Advantage Funds, Inc.

-Dreyfus Global Dynamic Bond Fund

Incorporated herein by reference are the definitive versions of the above-referenced funds’ prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 27, 2014 (SEC Accession No. 0000914775-14-000025).